Shareholder Fees	Dec. 31, 2025 USD ($)
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0	[1]
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[2]
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[3]
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0	[4]
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0.00	[5]
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0.00	[5]
Guinness Atkinson Asia Pacific Dividend Builder ETF | Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Guinness Atkinson Dividend Builder ETF | Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Guinness Atkinson International Dividend Builder ETF | Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Guinness Atkinson Real Assets Income ETF | Guinness Atkinson Real Assets Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Guinness Atkinson Smart Transportation & Technology ETF | Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Guinness Atkinson Sustainable Energy ETF | Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Guinness Atkinson US Dividend Builder ETF | Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0

[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.
[2]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.
[3]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.
[4]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.
[5]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.